Tax - Schedule of Revenues from Sales (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ICMS – Tax on Circulation of Goods and Services [Member]
Schedule of Revenues from Sales [Line Items]
Revenues from sales rate	18.00%	18.00%
COFINS – Social Security Contribution [Member]
Schedule of Revenues from Sales [Line Items]
Revenues from sales rate	7.60%	760.00%
PIS – Social Integration Program [Member]
Schedule of Revenues from Sales [Line Items]
Revenues from sales rate	1.65%	165.00%
IPI – Tax on Industrialized Products [Member]
Schedule of Revenues from Sales [Line Items]
Revenues from sales rate	5.00%	5.00%
ISSQN – Tax on Services of Any Nature [Member]
Schedule of Revenues from Sales [Line Items]
Revenues from sales rate	5.00%	5.00%